The Adoption of New and Amended Standards and Interpretations	12 Months Ended
Dec. 31, 2017
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The Adoption of New and Amended Standards and Interpretations
3.	The Adoption of New and Amended Standards and Interpretations

A.	New Standards and Interpretations Not Yet Adopted

New Standards, Amendments, and Interpretations	Content	Effective Date
IFRS 15, ‘Revenue from contracts with customers’ and amendments

The standard deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. Revenue is recognised when a customer obtains control of a good or service and thus has the ability to direct the use and obtain the benefits from the good or service. The standard replaces IAS 18 ‘Revenue’ and IAS 11 ‘Construction contracts’ and related interpretations.

The amendments to IFRS 15 clarify how to identify a performance obligation (the promise to transfer a good or a service to a customer) in a contract; determine whether a company is a principal (the provider of a good or service) or an agent (responsible for arranging for the good or service to be provided); and determine whether the revenue from granting a license should be recognized at a point in time or over time. In addition to the clarifications, the amendments include two additional reliefs to reduce cost and complexity for a company when it first applies the new Standard. The amendments introduce two new practical expedients to simplify transition. One expedient allows entities to use hindsight at the beginning of the earliest period presented or the date of initial application to account for contract modifications before that date. The second expedient allows entities applying the full retrospective method to elect not to restate contracts that are completed at the beginning of the earliest period presented.

January 1, 2018

IFRS 9, ‘Financial instruments’	The complete version of IFRS 9 was issued in July 2014. It replaces the guidance in IAS 39 that relates to the classification and measurement of financial instruments. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets, namely, amortised cost, fair value through other comprehensive income(loss) and fair value through profit and loss. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset. Investments in equity instruments are required to be measured at fair value through profit or loss, with the irrevocable option at inception to present changes in fair value in other comprehensive not recycled to profit and loss. There is now a new expected credit losses model that replaces the incurred loss impairment model used in IAS 39. For financial liabilities, there were no changes to classification and measurement except for the recognition of changes in own credit risk in other comprehensive income, for liabilities designated at fair value through profit or loss. IFRS 9 relaxes the requirements for hedge effectiveness by replacing the bright line hedge effectiveness tests. It requires an economic relationship between the hedged item and hedging instrument and for the “hedged ratio” to be the same as the one management actually use for risk management purposes. Contemporaneous documentation is still required but is different to that currently prepared under IAS 39.	January 1, 2018
IFRS 16, ‘Leases’	‘Leases’ addresses the definition of a lease, recognition and measurement of leases and establishes principles for reporting useful information to users of financial statements about the leasing activities of both lessees and lessors. A key change arising from IFRS 16 is that most operating leases will be accounted for on balance sheet for lessees. The standard replaces IAS 17 ‘Leases’, and related interpretations. An entity shall apply IFRS 16 for annual periods beginning on or after January 1, 2019 and earlier application is permitted subject to the entity adopting IFRS 15 ‘Revenue from contracts with customers’ at the same time.	January 1, 2019

The Group elects modified retrospective approach to apply IFRS 15 to contracts that are not complete on January 1, 2018 and recognize the cumulative effect of retrospectively applying IFRS 15 in the retained earnings on January 1, 2018. After adopting IFRS15, in the case of services provided according to the customer’s agreed specifications, if the customer simultaneously obtains and consumes the benefits provided by the performance of the Group, or when the customer controls the assets at the time the assets are created or strengthened, the Group will gradually recognize its revenue over time. Before adopting IFRS15, the Group recognized revenue at a point of time when the process agreed with the customer was completed.

The Group elects not to restate prior reporting periods when applying the requirements for the classification, measurement and impairment of financial assets under IFRS 9 with the cumulative effect of the initial application recognized on January 1, 2018. After adopting IFRS 9, the Group plans to adopt a simplified approach for accounts receivable and contract assets and measure the loss allowance at an amount equal to life time expected credit losses under credit loss model. Before adopting IFRS 9, the Group assessed at the end of each reporting period whether there is no objective evidence on impairment, and then collectively assessed impairment on receivables.

The significant effects of adopting the new standards as of January 1, 2018 are summarized as below:

Affected Items of Consolidated Balance Sheet	As of December 31, 2017	Effect of adoption of new standards	As of January 1, 2018	Remark
Financial assets at fair value through profit or loss, non-current	$—	$4,135,207	$4,135,207	(A)
Available-for-sale financial assets, non-current	4,135,207	(4,135,207)	—	(A)
Contract assets - current	—	1,766,801	1,766,801	(C)(a)(b)
Accounts receivable, net	16,861,111	(909,849)	15,951,262	(B), (C)(a)
Other receivables	492,081	(1,204)	490,877	(B)
Inventories	6,123,682	(717,551)	5,406,131	(C)(b)
Deferred income tax assets	614,733	1,805	616,538	(E)

Total affected assets	$28,226,814	$140,002	$28,366,816

Contract liabilities - current	$—	$12,128	$12,128	(C)(c)
Other current liabilities - other	485,482	(12,128)	473,354	(C)(c), (D)
Deferred income tax liabilities	479,583	27,196	506,779	(E)

Total affected liabilities	965,065	27,196	992,261

Unappropriated earnings	10,062,036	2,457,578	12,519,614	(A),(B),(C)(b),(E)
Accumulated other comprehensive income	1,712,456	(2,344,772)	(632,316)	(A)

Total affected equity	11,774,492	112,806	11,887,298

Total affected liabilities and equity	$12,739,557	$140,002	$12,879,559

Explanation:

(A)	When adopting IFRS 9, the Group expects to reclassify available-for-sale financial assets of $4,135,207 to financial assets at fair value through profit or loss, and increase retained earnings and decrease accumulated other comprehensive income in the amounts of $2,344,772 and $2,344,772, respectively.

(B)	In line with the regulations of IFRS 9 on provision for impairment, accounts receivable and other receivables will be reduced by $8,370 and $1,204, respectively, and retained earnings will be decreased by $9,574.

(C)	Presentation of contract assets and contract liabilities
When	adopting IFRS 15, the Group expects to change the presentation of certain accounts in the balance sheet as follows:

(a)	Under IFRS 15, the services which have been rendered but not yet billed will be recognized as contract assets, but were previously presented as part of accounts receivable in the balance sheet. As of January 1, 2018, the balance of contract asset is $901,479.

(b)	Under IFRS 15, the services which have been processed before completion will be recognized as contract assets over time. As of January 1, 2018, the contract assets and retained earnings will be increased by $865,322 and $147,771, respectively, and the related work-in-process inventories to satisfy the performance obligation over time will be decreased by $717,551.

(c)	Under IFRS 15, the Group’s obligation to transfer services to a customer for which the Group has received consideration from customer are recognized as contract liabilities, but were previously presented as advance sales receipts in the balance sheet. As of January 1, 2018, the balance of contract liabilities will be $12,128.

(D)	Under IFRS 15, current provisions (shown as other liabilities - current are reclassified as refund liabilities (shown as other liabilities - current), but were previously presented as current provisions (shown as other liabilities - current) in the balance sheet. As of January 1, 2018, the balance is $316,391.

(E)	Recognition of deferred income tax assets and liabilities.

When initially adopting IFRS 9 and IFRS 15, the Group will recognize deferred income tax assets and liabilities for the temporary differences resulted from the adjustments. Accordingly, deferred income tax assets and deferred income tax liabilities will be increased by $1,805 and $27,196 and retained earnings will be decreased by $25,391, respectively, on January 1, 2018.

B.	New Standards and Interpretations Adopted

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2017:

•	Disclosure Initiative - Amendments to IAS 7

•	Recognition of Deferred Tax Assets for Unrealized Losses - Amendments to IAS 12

•	Annual improvements to IFRSs 2014-2016 cycle - Amendments to IFRS 12

The adoption of these amendments did not have significant impact on the current period or any prior period and is not likely to affect future periods, and according with Disclosure Initiative - Amendment to IAS 7, which requires that the Group should provide more disclosures related to changes in liabilities arising from financing activities. The additional disclosure is disclosed in Note 29B.